Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 162,544	$ 130,136	$ 468,459	$ 388,132
Interest income on net investment in finance leases	23,854	7,881	56,901	18,839
Interest income on container leaseback financing receivable	5,304	4,188	16,083	12,263
Variable lease revenue	4,128	6,925	11,065	20,148
Total lease rental income	195,830	149,130	552,508	439,382
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	149,751	115,774	426,559	344,373
Interest income on net investment in finance leases	23,854	7,881	56,901	18,839
Interest income on container leaseback financing receivable	5,304	4,188	16,083	12,263
Variable lease revenue	3,746	5,744	9,983	16,832
Total lease rental income	182,655	133,587	509,526	392,307
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	12,793	14,362	41,900	43,759
Variable lease revenue	382	1,181	1,082	3,316
Total lease rental income	$ 13,175	$ 15,543	$ 42,982	$ 47,075